GUARANTOR SUBSIDIARIES FINANCIAL STATEMENTS - Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Profit (loss) [abstract]
Revenue	$ 1,561.0	$ 1,612.2
Cost of sales excluding DDA (i)	(614.1)	(782.8)
Gross margin excluding depletion, depreciation and amortization	946.9	829.4
Depletion, depreciation and amortization	(395.0)	(471.7)
Impairment Loss (Reversal Of Impairment Loss) Recognised In Profit Or Loss, Operating Mines And Goodwill	191.0	0.0
Mine operating earnings	702.4	357.7
Expenses
General and administrative	(85.9)	(79.4)
Exploration and evaluation	(15.1)	(10.3)
Share of profit (loss) of associates accounted for using equity method	(1.0)	(16.3)
Other operating income (expenses), net	(14.6)	222.4
Profit (loss) from operating activities	585.8	474.1
Finance costs	(77.0)	(144.2)
Other income (costs), net	(18.7)	(19.6)
Earnings (loss) before income taxes	490.1	310.3
Current income tax expense	(116.2)	(95.0)
Deferred income tax (expense) recovery (Note 14)	(170.3)	10.3
Income tax expense	(286.5)	(84.7)
Net earnings	203.6	225.6
Attributable to:
Yamana Gold Inc. equity holders	203.6	225.6
Net earnings	203.6	225.6
Other comprehensive income	15.9	(5.0)
Total comprehensive earnings	$ 219.5	$ 220.6